Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2020		December 31, 2021
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,306,404	1,306,404	1,220,064	1,220,064
RMB	2,691,718	412,530	3,462,640	543,099
Others	N/A	23,815	N/A	74,022
Total		1,742,749		1,837,185